Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Schedule of Disaggregation of Revenue

The following table shows the Group’s revenues disaggregated by product or service type:

Disaggregation of revenue	Typical payment	At a point in time		Over time		Total
		Unaudited 6 months ended June 30,
USD’000		2026	2025	2026	2025	2026	2025
Semiconductors Segment
Secure chips	Upon delivery	8,436	4,710		-	8,436	4,710
Certificates	Upon issuance	140	108	27	7	167	115
Total Semiconductors Segment		8,576	4,818	27	7	8,603	4,825
ASIC Segment
ASIC Design	Milestone based	-	-	2,500	-	2,500	-
ASIC Production	Upon delivery	4	-	-	-	4	-
Total ASIC Segment		4	-	2,500	-	2,504	-
Total Non-reportable Segment		20	-	24	-	44	-
Total Revenue		8,600	4,818	2,551	7	11,151	4,825

Schedule of Disaggregation of Revenue by Geographic Areas

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	Unaudited 6 months ended June 30,
USD’000	2026	2025
Semiconductors Segment
Europe, Middle East and Africa	1,768	852
North America	4,953	3,083
Asia Pacific	1,882	795
Latin America	-	95
Total Semiconductors Segment revenue	8,603	4,825
ASIC Segment
Europe, Middle East and Africa	1,893	-
North America	607	-
Asia Pacific	4	-
Total ASIC Segment revenue	2,504	-
Total Non-reportable Segment revenue	44	-
Total net sales	11,151	4,825

Schedule of contract assets, deferred revenue and contract liability

Our contract assets, deferred revenue and contract liability consist of:

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Trade accounts receivable
Trade accounts receivable – Semiconductors Segment	3,518	3,283
Trade accounts receivable – ASIC Segment	1,405	986
Trade accounts receivable – Non reportable Segment	42
Total trade accounts receivable, net of allowance for credit losses	4,965	4,269
Contract assets – ASIC Segment	-	451
Total contract assets	-	451
Customer contract liabilities – Semiconductors Segment	1,184	4
Customer contract liabilities – ASIC Segment	328	1,596
Total customer contract liabilities - current	1,512	1,600
Deferred revenue
Deferred revenue – Semiconductors Segment	36	21
Deferred revenue – ASIC Segment	1,756	4
Deferred revenue – Non reportable Segment	281
Total deferred revenue	2,073	25
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the period	4	5

Schedule of Remaining Performance Obligations	We expect to recognize revenue for these remaining performance obligations in 2026, 2027 and 2028 as detailed below.
USD’000	Total
2026	2,527
2027	230
2028	828
Total remaining performance obligation	3,585